Business Description (Details)	Sep. 30, 2025	Dec. 10, 2024	Apr. 15, 2024
Tianjin Wangyi Cloud Technology Co., Ltd [Member]
Business Description [Line Items]
Equity interest	50.00%	50.00%	50.00%